PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net consist of the following:

	December 31,
	2014	2013

Buildings	$1,143,588	$1,172,094
Plant equipment	10,352,337	10,563,593
Office equipment	216,589	215,226
Motor vehicles	848,931	846,687
	12,561,445	12,797,600
Less: Accumulated depreciation	(5,339,526)	(4,360,220)
	$7,221,919	$8,437,380